Expense Example - Kurv Enhanced Short Maturity ETF [Member]	Dec. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 156